SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02273

TRANSAMERICA INCOME SHARES, INC.

(Exact Name of Registrant as Specified in Charter)

4600 S. Syracuse St., Ste. 1100, Denver, CO 80237

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 493-4256

Tané T. Tyler, General Counsel, 4600 S. Syracuse St., Ste. 1100, Denver, CO 80237

(Name and Address of Agent for Service)

Date of fiscal year end: March 31

Date of reporting period: April 1, 2015 – June 30, 2015

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of June 30, 2015 are attached.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 9.1%
BXG Receivables Note Trust
Series 2015-A, Class A
2.88%, 05/02/2030 (A)	$ 679,926	$ 678,305
CIFC Funding, Ltd.
Series 2012-2A, Class A3R
2.98%, 12/05/2024 (A) (B)	635,000	634,827
Countrywide Asset-Backed Certificates
Series 2006-6, Class 2A3
0.47%, 09/25/2036 (B)	2,000,000	1,800,654
Diamond Resorts Owner Trust
Series 2013-1, Class A
1.95%, 01/20/2025 (A)	216,598	214,489
Series 2014-1, Class A
2.54%, 05/20/2027 (A)	523,185	524,387
GSAA Trust
Series 2006-1, Class A3
0.52%, 01/25/2036 (B)	947,562	651,004
GSAMP Trust
Series 2006-HE1, Class A2D
0.50%, 01/25/2036 (B)	1,230,000	1,131,771
Hilton Grand Vacations Trust
Series 2013-A, Class A
2.28%, 01/25/2026 (A)	246,269	247,654
HSBC Home Equity Loan Trust
Series 2006-3, Class A4
0.43%, 03/20/2036 (B)	519,718	516,561
Series 2007-2, Class M1
0.50%, 07/20/2036 (B)	100,000	94,494
Lehman XS Trust
Series 2005-8, Class 1A3
0.54%, 12/25/2035 (B)	1,019,327	674,943
Marine Pakr CLO, Ltd.
Series 2012-1A, Class BR
2.88%, 10/12/2023 (A) (B) (C)	490,000	490,000
OCP CLO, Ltd.
Series 2015-8A, Class A1
1.80%, 04/17/2027 (A) (B)	725,000	724,745
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class A4
0.51%, 02/25/2036 (B)	488,208	479,582
Sierra Timeshare Receivables Funding LLC
Series 2014-1A, Class A
2.07%, 03/20/2030 (A)	296,739	298,239
Spirit Master Funding LLC
Series 2014-3A, Class A
5.74%, 03/20/2042 (A)	1,672,641	1,826,324
Truman Capital Mortgage Loan Trust
Series 2005-1, Class A
0.62%, 03/25/2037 (A) (B)	404,483	395,168
Welk Resorts LLC
Series 2015-AA, Class A
2.79%, 06/16/2031 (A)	425,000	425,068
Westgate Resorts LLC
Series 2013-1A, Class A
2.25%, 08/20/2025 (A)	421,952	422,796
Series 2015-1A, Class A
2.75%, 05/20/2027 (A)	774,551	775,124

Total Asset-Backed Securities (Cost $10,986,275)		13,006,135

	Principal		Value
CORPORATE DEBT SECURITIES - 64.5%
Aerospace & Defense - 0.5%
Bombardier, Inc.
4.75%, 04/15/2019 (A) (D)		$ 450,000	$ 437,625
7.50%, 03/15/2025 (A)		245,000	222,337

			659,962

Airlines - 2.0%
America West Airlines Pass-Through Trust
8.06%, 01/02/2022		399,088	448,973
American Airlines Pass-Through Trust
4.00%, 01/15/2027		642,015	650,040
Continental Airlines Pass-Through Trust
6.90%, 10/19/2023		637,217	677,043
U.S. Airways Pass-Through Trust
3.95%, 05/15/2027		412,303	414,365
UAL Pass-Through Trust
10.40%, 05/01/2018		325,871	355,199
Virgin Australia Trust
5.00%, 04/23/2025 (A)		263,231	274,418

			2,820,038

Automobiles - 0.5%
General Motors Co.
3.50%, 10/02/2018		490,000	505,930
4.88%, 10/02/2023		175,000	184,498

			690,428

Banks - 8.9%
Barclays Bank PLC
10.18%, 06/12/2021 (A)		1,212,000	1,605,778
BBVA Bancomer SA
6.50%, 03/10/2021 (A)		800,000	866,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
11.00%, 06/30/2019 (A) (B) (E)		1,095,000	1,387,912
Deutsche Bank AG
4.50%, 04/01/2025		870,000	828,250
HBOS PLC Series MTN
6.75%, 05/21/2018 (A)		1,015,000	1,125,384
HSBC Holdings PLC
6.38%, 09/17/2024 (B) (E)		615,000	616,538
ING Bank NV
5.80%, 09/25/2023 (A)		925,000	1,010,011
Intesa Sanpaolo SpA
3.13%, 01/15/2016		545,000	549,155
5.02%, 06/26/2024 (A)		480,000	466,341
Regions Bank
7.50%, 05/15/2018		1,115,000	1,279,828
Royal Bank of Scotland Group PLC
5.13%, 05/28/2024		935,000	933,862
Santander Bank NA
2.00%, 01/12/2018		610,000	609,911
Turkiye Halk Bankasi AS
4.75%, 06/04/2019 (A)		230,000	231,665
Wells Fargo & Co.
7.98%, 03/15/2018 (B) (E)		1,065,000	1,154,194

			12,664,829

Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015	BRL	1,200,000	376,894

The notes are an integral part of this report. Transamerica Income Shares, Inc.	Page 1	June 30, 2015 Form N-Q

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products - 1.3%
Associated Materials LLC / AMH New Finance, Inc.
9.13%, 11/01/2017	$ 550,000	$ 456,500
Owens Corning
4.20%, 12/15/2022	1,390,000	1,408,860

		1,865,360

Capital Markets - 1.8%
Goldman Sachs Group, Inc.
5.70%, 05/10/2019 (B) (E)	395,000	396,422
Morgan Stanley
5.45%, 07/15/2019 (B) (E)	305,000	302,712
5.75%, 01/25/2021	400,000	455,726
Prospect Capital Corp.
5.88%, 03/15/2023 (D)	805,000	818,029
UBS AG
7.63%, 08/17/2022	490,000	574,280

		2,547,169

Commercial Services & Supplies - 0.6%
Steelcase, Inc.
6.38%, 02/15/2021	800,000	896,949

Communications Equipment - 0.7%
Motorola Solutions, Inc.
3.50%, 09/01/2021	1,005,000	999,369

Construction Materials - 0.8%
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	1,115,000	1,128,733

Consumer Finance - 1.5%
Discover Financial Services
3.75%, 03/04/2025	725,000	692,251
Springleaf Finance Corp. Series MTN
6.90%, 12/15/2017	1,430,000	1,515,800

		2,208,051

Containers & Packaging - 0.8%
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Issuer, Inc.
6.00%, 06/15/2017 (A)	190,000	190,000
Coveris Holding Corp.
10.00%, 06/01/2018 (A)	720,000	756,000
Coveris Holdings SA
7.88%, 11/01/2019 (A)	200,000	199,000

		1,145,000

Distributors - 0.4%
Owens & Minor, Inc.
3.88%, 09/15/2021	615,000	632,546

Diversified Financial Services - 3.9%
Citigroup, Inc.
5.95%, 01/30/2023 (B) (E)	1,070,000	1,053,950
General Electric Capital Corp.
7.13%, 06/15/2022 (B) (E)	700,000	807,625
ILFC E-Capital Trust I
4.69%, 12/21/2065 (A) (B)	575,000	569,825
Jefferies Group LLC
5.13%, 01/20/2023	440,000	454,243
Oaktree Capital Management, LP
6.75%, 12/02/2019 (A)	1,110,000	1,292,033

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Vesey Street Investment Trust I
4.40%, 09/01/2016 (F)	$ 835,000	$ 864,865
Voya Financial, Inc.
5.50%, 07/15/2022	470,000	527,734

		5,570,275

Diversified Telecommunication Services - 2.6%
AT&T, Inc.
3.40%, 05/15/2025	285,000	271,807
CenturyLink, Inc.
5.80%, 03/15/2022	710,000	678,050
Frontier Communications Corp.
7.63%, 04/15/2024	710,000	626,575
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	180,000	195,300
Unison Ground Lease Funding LLC
6.39%, 04/15/2040 (A)	1,515,000	1,727,123
Verizon Communications, Inc.
1.82%, 09/15/2016 (B)	250,000	253,076

		3,751,931

Electric Utilities - 0.3%
EDP Finance BV
5.25%, 01/14/2021 (A)	365,000	382,254

Electronic Equipment, Instruments & Components - 0.5%
Arrow Electronics, Inc.
3.50%, 04/01/2022	670,000	659,523

Energy Equipment & Services - 2.4%
Energy Transfer Partners, LP
2.50%, 06/15/2018	300,000	300,457
Hiland Partners, LP / Hiland Partners Finance Corp.
7.25%, 10/01/2020 (A)	440,000	475,200
NuStar Logistics, LP
8.15%, 04/15/2018	975,000	1,082,250
Seadrill, Ltd.
6.13%, 09/15/2017 (A)	325,000	285,188
Transocean, Inc.
6.88%, 12/15/2021 (D)	490,000	441,000
Weatherford International, Ltd.
9.63%, 03/01/2019	730,000	852,329

		3,436,424

Food & Staples Retailing - 0.5%
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	720,000	715,005

Food Products - 0.9%
HJ Heinz Co.
2.80%, 07/02/2020 (A) (C)	600,000	600,467
Post Holdings, Inc.
7.38%, 02/15/2022	635,000	646,112

		1,246,579

Health Care Equipment & Supplies - 0.5%
Mallinckrodt International Finance SA
3.50%, 04/15/2018	680,000	681,700

Health Care Providers & Services - 0.9%
CHS / Community Health Systems, Inc.
7.13%, 07/15/2020	500,000	529,750
Express Scripts Holding Co.
4.75%, 11/15/2021	660,000	716,170

		1,245,920

The notes are an integral part of this report. Transamerica Income Shares, Inc.	Page 2	June 30, 2015 Form N-Q

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 0.9%
International Game Technology PLC
6.50%, 02/15/2025 (A)	$ 365,000	$ 337,625
Scientific Games International, Inc.
7.00%, 01/01/2022 (A)	182,000	187,915
Wyndham Worldwide Corp.
2.50%, 03/01/2018	755,000	756,943

		1,282,483

Household Durables - 0.4%
Meritage Homes Corp.
4.50%, 03/01/2018	525,000	536,812

Household Products - 0.6%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	780,000	799,500

Independent Power and Renewable Electricity Producers - 0.8%
NRG Energy, Inc.
7.88%, 05/15/2021	1,080,000	1,150,200

Insurance - 8.4%
American Financial Group, Inc.
9.88%, 06/15/2019	920,000	1,153,543
Chubb Corp.
6.38%, 03/29/2067 (B)	879,000	922,071
Fidelity National Financial, Inc.
6.60%, 05/15/2017	1,405,000	1,520,572
Hanover Insurance Group, Inc.
6.38%, 06/15/2021	865,000	998,904
Lincoln National Corp.
8.75%, 07/01/2019	525,000	643,675
Oil Insurance, Ltd.
3.26%, 08/03/2015 (A) (B) (E)	675,000	580,500
Principal Financial Group, Inc.
8.88%, 05/15/2019	285,000	350,850
Prudential Financial, Inc.
5.38%, 05/15/2045 (B)	870,000	858,037
Reinsurance Group of America, Inc.
6.75%, 12/15/2065 (B)	810,000	753,300
Sompo Japan Insurance, Inc.
5.33%, 03/28/2073 (A) (B)	1,250,000	1,315,625
Stone Street Trust
5.90%, 12/15/2015 (A)	1,400,000	1,427,275
ZFS Finance USA Trust II
6.45%, 12/15/2065 (A) (B)	1,360,000	1,390,967

		11,915,319

IT Services - 0.6%
Cardtronics, Inc.
5.13%, 08/01/2022 (A)	880,000	860,200

Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.
3.30%, 02/15/2022	730,000	721,373

Machinery - 0.2%
CNH Industrial Capital LLC
3.88%, 07/16/2018 (A)	280,000	280,350

Media - 0.7%
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/2020	695,000	723,687
Numericable-SFR SAS
4.88%, 05/15/2019 (A)	340,000	336,600

		1,060,287

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining - 1.5%
Anglo American Capital PLC
9.38%, 04/08/2019 (A)	$ 555,000	$ 675,833
Glencore Finance Canada, Ltd.
5.80%, 11/15/2016 (A)	325,000	342,079
Glencore Funding LLC
2.50%, 01/15/2019 (A)	220,000	217,531
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/2019 (D)	700,000	873,787

		2,109,230

Multi-Utilities - 0.6%
Black Hills Corp.
5.88%, 07/15/2020	700,000	794,301

Oil, Gas & Consumable Fuels - 4.8%
California Resources Corp.
5.00%, 01/15/2020 (D)	323,000	284,240
Chesapeake Energy Corp.
3.53%, 04/15/2019 (B)	100,000	91,500
6.50%, 08/15/2017 (D)	675,000	691,031
CITGO Holding, Inc.
10.75%, 02/15/2020 (A)	438,000	447,855
CITGO Petroleum Corp.
6.25%, 08/15/2022 (A)	379,000	372,368
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019	695,000	543,837
Lukoil International Finance BV
3.42%, 04/24/2018 (A)	525,000	503,475
ONEOK Partners, LP
4.90%, 03/15/2025	570,000	563,840
Petrobras Global Finance BV
3.00%, 01/15/2019	650,000	600,704
Petroleum Co., of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019 (A)	571,000	665,215
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/2019 (A) (D)	925,000	1,089,872
Rosneft Oil Co. via Rosneft International Finance, Ltd.
3.15%, 03/06/2017 (A)	270,000	263,412
YPF SA
8.50%, 07/28/2025 (A) (D)	715,000	707,850

		6,825,199

Paper & Forest Products - 0.3%
Boise Cascade Co.
6.38%, 11/01/2020	480,000	505,800

Pharmaceuticals - 1.0%
Actavis Funding SCS
1.30%, 06/15/2017	135,000	134,088
3.80%, 03/15/2025	625,000	613,951
Actavis, Inc.
3.25%, 10/01/2022	465,000	450,756
Valeant Pharmaceuticals International, Inc.
5.88%, 05/15/2023 (A)	145,000	148,625
6.13%, 04/15/2025 (A)	123,000	126,536

		1,473,956

Professional Services - 0.3%
Ceridian HCM Holding, Inc.
11.00%, 03/15/2021 (A)	451,000	476,932

The notes are an integral part of this report. Transamerica Income Shares, Inc.	Page 3	June 30, 2015 Form N-Q

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Investment Trusts - 2.9%
ARC Properties Operating Partnership, LP
2.00%, 02/06/2017	$ 685,000	$ 664,450
CBL & Associates, LP
5.25%, 12/01/2023	490,000	503,854
EPR Properties
7.75%, 07/15/2020	1,190,000	1,413,484
Government Properties Income Trust
3.75%, 08/15/2019	805,000	828,052
Kilroy Realty, LP
6.63%, 06/01/2020	595,000	689,989

		4,099,829

Road & Rail - 1.6%
Aviation Capital Group Corp.
4.63%, 01/31/2018 (A)	530,000	548,906
7.13%, 10/15/2020 (A)	1,500,000	1,746,816

		2,295,722

Semiconductors & Semiconductor Equipment - 0.3%
KLA-Tencor Corp.
4.13%, 11/01/2021	400,000	410,349

Software - 0.6%
First Data Corp.
6.75%, 11/01/2020 (A)	423,000	447,060
7.38%, 06/15/2019 (A)	370,000	384,615

		831,675

Specialty Retail - 0.4%
Claire’s Stores, Inc.
9.00%, 03/15/2019 (A)	635,000	536,575

Tobacco - 0.6%
Reynolds American, Inc.
3.25%, 06/12/2020	150,000	151,935
RJ Reynolds Tobacco Co.
8.13%, 06/23/2019	575,000	681,190

		833,125

Trading Companies & Distributors - 0.6%
International Lease Finance Corp.
6.75%, 09/01/2016 (A)	880,000	925,650

Wireless Telecommunication Services - 3.3%
Crown Castle Towers LLC
4.88%, 08/15/2040 (A)	965,000	1,047,366
6.11%, 01/15/2040 (A)	1,065,000	1,212,624
SBA Tower Trust
5.10%, 04/15/2042 (A)	1,440,000	1,491,062
Sprint Communications, Inc.
9.00%, 11/15/2018 (A)	875,000	988,102

		4,739,154

Total Corporate Debt Securities (Cost $88,022,161)		91,788,960

FOREIGN GOVERNMENT OBLIGATIONS - 1.2%
Mexican Bonos
7.25%, 12/15/2016	MXN 14,000,000	933,400
8.50%, 12/13/2018	10,285,700	729,754

Total Foreign Government Obligations (Cost $1,933,631)		1,663,154

	Principal	Value
MORTGAGE-BACKED SECURITIES - 15.4%
7 WTC Depositor LLC Trust
Series 2012-7WTC, Class A
4.08%, 03/13/2031 (A)	$ 316,539	$ 325,456
Alternative Loan Trust
Series 2004-3T1, Class A3
5.00%, 05/25/2034	194,146	198,578
Series 2005-14, Class 4A1
0.41%, 05/25/2035 (B)	1,145,153	971,186
Series 2006-OC1, Class 2A3A
0.51%, 03/25/2036 (B)	1,255,854	1,091,721
Banc of America Funding Trust
Series 2007-3, Class TA2
0.37%, 04/25/2037 (B)	719,060	513,176
BB-UBS Trust
Series 2012-TFT, Class C
3.58%, 06/05/2030 (A) (B)	745,000	716,329
BBCMS Trust
Series 2013-TYSN, Class B
4.04%, 09/05/2032 (A)	600,000	635,642
Series 2014-BXO, Class C
2.19%, 08/15/2027 (A) (B)	765,000	767,194
BCAP LLC Trust
Series 2009-RR10, Class 2A1
2.74%, 08/26/2035 (A) (B)	198,583	196,498
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 (A) (B)	236,425	249,794
Series 2009-RR6, Class 2A1
2.57%, 08/26/2035 (A) (B)	412,458	409,754
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 (A) (B)	276,688	282,749
Boca Hotel Portfolio Trust
Series 2013-BOCA, Class C
2.34%, 08/15/2026 (A) (B)	1,000,000	999,236
Citigroup Commercial Mortgage Trust
Series 2014-388G, Class D
1.92%, 06/15/2033 (A) (B)	320,000	317,793
Citigroup Mortgage Loan Trust
Series 2014-A, Class A
4.00%, 01/25/2035 (A) (B)	437,485	454,568
Series 2015-A, Class A1
3.50%, 06/25/2058 (B)	687,893	691,379
COMM Mortgage Trust
Series 2013-FL3, Class B
2.34%, 10/13/2028 (A) (B)	907,000	905,731
Series 2014-PAT, Class D
2.34%, 08/13/2027 (A) (B)	930,000	932,947
CSMC Trust
Series 2010-18R, Class 1A11
3.75%, 08/26/2035 (A) (B)	84,475	83,930
Series 2010-RR2, Class 1B
5.51%, 04/15/2047 (A) (B)	700,000	736,126
Series 2015-DEAL, Class D
3.29%, 04/15/2029 (A) (B)	1,000,000	995,253
GSR Mortgage Loan Trust
Series 2007-OA1, Class 2A1
0.31%, 05/25/2037 (B)	376,709	219,494
Hilton USA Trust
Series 2013-HLF, Class CFL
2.09%, 11/05/2030 (A) (B)	394,186	394,186

The notes are an integral part of this report. Transamerica Income Shares, Inc.	Page 4	June 30, 2015 Form N-Q

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Impac CMB Trust
Series 2007-A, Class A
0.44%, 05/25/2037 (A) (B)	$ 520,150	$ 499,587
Independent National Mortgage Corp. Index Mortgage Loan Trust
Series 2007-AR15, Class 2A1
4.33%, 08/25/2037 (B)	262,030	209,418
Jefferies Re-REMIC Trust
Series 2009-R2, Class 2A
2.57%, 12/26/2037 (A) (B)	182,389	181,561
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 (A)	106,750	110,762
Series 2009-R7, Class 12A1
2.66%, 08/26/2036 (A) (B)	75,277	74,590
Series 2009-R7, Class 1A1
2.34%, 02/26/2036 (A) (B)	378,591	372,089
Series 2009-R7, Class 4A1
2.42%, 09/26/2034 (A) (B)	164,942	162,789
Series 2009-R9, Class 1A1
2.25%, 08/26/2046 (A) (B)	236,094	239,297
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LD11, Class AM
5.96%, 06/15/2049 (B)	760,000	792,831
Series 2007-LD11, Class ASB
5.96%, 06/15/2049 (B)	221,118	228,832
Series 2014-FBLU, Class C
2.19%, 12/15/2028 (A) (B)	900,000	900,233
Series 2015-CSMO, Class C
2.44%, 01/15/2032 (A) (B)	435,000	433,704
JPMorgan Commercial Mortgage-Backed Securities Trust
Series 2009-RR2, Class MLB
5.81%, 06/15/2050 (A) (B)	936,000	986,648
JPMorgan Re-REMIC Trust
Series 2009-7, Class 8A1
3.10%, 01/27/2047 (A) (B)	67,421	67,691
LB Commercial Mortgage Trust
Series 2007-C3, Class A1A
6.06%, 07/15/2044 (B)	400,133	431,608
Morgan Stanley Re-REMIC Trust
Series 2010-GG10, Class A4A
5.99%, 08/15/2045 (A) (B)	407,075	431,043
Series 2010-R4, Class 3A
5.50%, 08/26/2047 (A)	343,291	353,672
ORES LLC
Series 2014-LV3, Class A
3.00%, 03/27/2024 (A)	168,446	168,446
RALI Trust
Series 2006-QO1, Class 3A1
0.46%, 02/25/2046 (B)	1,065,494	662,738
Series 2006-QO2, Class A1
0.41%, 02/25/2046 (B)	137,725	64,227
Series 2007-QH5, Class AI1
0.40%, 06/25/2037 (B)	513,568	381,235
Residential Asset Securitization Trust
Series 2004-A4, Class A11
5.50%, 08/25/2034	934,985	979,379
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-G, Class A1
2.52%, 06/25/2033 (B)	73,521	74,132
Series 2003-L, Class 1A2
2.49%, 11/25/2033 (B)	58,119	57,988

Total Mortgage-Backed Securities (Cost $21,248,611)		21,953,220

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 1.2%
California - 1.0%
State of California, General Obligation Unlimited
7.95%, 03/01/2036	$ 1,195,000	$ 1,445,305

Rhode Island - 0.2%
Rhode Island Commerce Corp., Revenue Bonds
AGM
6.00%, 11/01/2015 (G)	295,000	299,201

Total Municipal Government Obligations (Cost $1,517,053)		1,744,506

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.7%
Federal Home Loan Mortgage Corp., Interest Only STRIPS
5.00%, 08/01/2035	810,869	154,360
Federal National Mortgage Association
3.50%, TBA (C)	3,455,000	3,643,783

Total U.S. Government Agency Obligations (Cost $4,123,277)		3,798,143

U.S. GOVERNMENT OBLIGATIONS - 2.4%
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	991,737	1,222,239
U.S. Treasury Note
2.00%, 02/15/2025	445,000	432,345
2.50%, 08/15/2023	1,783,200	1,821,649

Total U.S. Government Obligations (Cost $3,253,791)		3,476,233

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.6%
Multi-Utilities - 0.3%
Dominion Resources, Inc.
Series A, 6.13%	7,000	375,130

Pharmaceuticals - 0.1%
Allergan PLC
Series A, 5.50%	217	226,240

Real Estate Investment Trusts - 0.2%
Weyerhaeuser Co.
Series A, 6.38%	5,000	260,000

Total Convertible Preferred Stocks (Cost $842,412)		861,370

PREFERRED STOCKS - 1.2%
Banks - 0.3%
CoBank ACB
Series F, 6.25% (B)	4,530	464,467

Consumer Finance - 0.2%
Ally Financial, Inc.
Series A, 8.50% (B)	10,341	273,519

Diversified Telecommunication Services - 0.7%
Centaur Funding Corp.
Series B, 9.08% (A)	852	1,048,759

Total Preferred Stocks (Cost $1,532,889)		1,786,745

The notes are an integral part of this report. Transamerica Income Shares, Inc.	Page 5	June 30, 2015 Form N-Q

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 2.7%
U.S. Treasury Bill
0.02%, 09/10/2015 (H)	$ 3,839,000	$ 3,838,886

Total Short-Term U.S. Government Obligation (Cost $3,838,886)		3,838,886

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (H)	4,946,720	4,946,720

Total Securities Lending Collateral (Cost $4,946,720)		4,946,720

	Principal	Value
REPURCHASE AGREEMENT - 1.8%
State Street Bank & Trust Co. 0.01% (H), dated 06/30/2015, to be repurchased at $2,518,991 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 12/15/2027, and with a value of $2,570,728.	$ 2,518,990	2,518,990

Total Repurchase Agreement (Cost $2,518,990)		2,518,990

Total Investments (Cost $144,764,696) (I)		151,383,062
Net Other Assets (Liabilities) - (6.3)%		(9,015,924)

Net Assets - 100.0%		$ 142,367,138

The notes are an integral part of this report. Transamerica Income Shares, Inc.	Page 6	June 30, 2015 Form N-Q

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Asset-Backed Securities	$—	$13,006,135	$—	$13,006,135
Corporate Debt Securities	—	91,788,960	—	91,788,960
Foreign Government Obligations	—	1,663,154	—	1,663,154
Mortgage-Backed Securities	—	21,953,220	—	21,953,220
Municipal Government Obligations	—	1,744,506	—	1,744,506
U.S. Government Agency Obligations	—	3,798,143	—	3,798,143
U.S. Government Obligations	—	3,476,233	—	3,476,233
Convertible Preferred Stocks	861,370	—	—	861,370
Preferred Stocks	1,786,745	—	—	1,786,745
Short-Term U.S. Government Obligation	—	3,838,886	—	3,838,886
Securities Lending Collateral	4,946,720	—	—	4,946,720
Repurchase Agreement	—	2,518,990	—	2,518,990

Total Investments	$7,594,835	$143,788,227	$—	$151,383,062

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the total aggregate value of 144A securities is $59,279,160, representing 41.6% of the Fund’s net assets.

(B)	Floating or variable rate security. The rate disclosed is as of June 30, 2015.
(C)	When-issued security or delayed-delivery security; to be settled and delivered after June 30, 2015.
(D)

All or a portion of the security is on loan. The value of all securities on loan is $4,845,710. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(E)	The security has a perpetual maturity; the date displayed is the next call date.
(F)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of June 30, 2015; the maturity date disclosed is the ultimate maturity date.
(G)	Illiquid security. Total aggregate value of illiquid securities is $299,201, representing 0.2% of the Fund’s net assets.
(H)	Rate disclosed reflects the yield at June 30, 2015.
(I)

Aggregate cost for federal income tax purposes is $144,764,696. Aggregate gross unrealized appreciation and depreciation for all securities is $8,855,125 and $2,236,759, respectively. Net unrealized appreciation for tax purposes is $6,618,366.

(J)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
MXN	Mexican Peso

PORTFOLIO ABBREVIATIONS:

AGM	Assured Guaranty Municipal Corp.
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Income Shares, Inc.	Page 7	June 30, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Income Shares, Inc. (the “Fund”) is a diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund applies investment company accounting and reporting guidance. The following is a summary of significant accounting policies followed by the Fund.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. The lending of securities exposes the Fund to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. The value of loaned securities and related collateral outstanding at June 30, 2015, if any, are shown on a gross basis in the Schedule of Investments.

Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Fund may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuation.

Transamerica Income Shares, Inc.	Page 8	June 30, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

TBA commitments held at June 30, 2015, if any, are identified in the Schedule of Investments.

When-Issued, forward delivery securities and delayed-delivery settlements: The Fund may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund engages in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Fund engages in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Fund if the other party to the transaction defaults on its obligation to make payment or delivery, and the Fund is delayed or prevented from completing the transaction. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Fund sells a security on a delayed-delivery basis, the Fund does not participate in future gains and losses on the security.

When-issued securities or delayed-delivery securities held at June 30, 2015, if any, are identified in the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): The Fund may invest in TIPS. TIPS are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of a TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2015, if any, are included within the Schedule of Investments.

Illiquid securities: The Fund may invest in illiquid securities. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Illiquid securities held at June 30, 2015, if any, are identified in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2015, if any, are identified in the Schedule of Investments.

Transamerica Income Shares, Inc.	Page 9	June 30, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.

Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Fund’s investments at June 30, 2015, is disclosed in the Security Valuation section of the Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board.

The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Fund uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market

Transamerica Income Shares, Inc.	Page 10	June 30, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal bonds & notes and variable rate notes: The fair value of municipal bonds & notes and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Income Shares, Inc.	Page 11	June 30, 2015 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

NOTE 3. ACCOUNTING PRONOUNCEMENT

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Fund’s financial statements.

Transamerica Income Shares, Inc.	Page 12	June 30, 2015 Form N-Q

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the date of this filing and concluded that the Registrant’s disclosure control and procedures were effective as of that date.

(b)

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Income Shares, Inc.
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer
(Principal Executive Officer)
Date: August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer
(Principal Executive Officer)
Date:	August 27, 2015

By:	/s/ Vincent J. Toner
Vincent J. Toner
Treasurer
(Principal Financial Officer)
Date:	August 27, 2015